Overview of the Business (Details Narrative) $ / shares in Units, $ in Thousands												1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 14, 2025 USD ($)	Apr. 01, 2025 USD ($)	Nov. 21, 2024 USD ($)	Nov. 12, 2024 USD ($)	Aug. 06, 2024 USD ($) $ / shares shares	Nov. 03, 2023 Integer	Oct. 19, 2023 USD ($)	Jul. 11, 2023 Integer	Jun. 27, 2023 USD ($)	Dec. 07, 2021 $ / shares	Dec. 06, 2021 $ / shares	Apr. 30, 2024	Sep. 30, 2025 USD ($) Integer shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) Integer shares	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($) Integer shares	Mar. 31, 2024 USD ($) shares		Nov. 10, 2025 USD ($)	Oct. 31, 2025 USD ($)	Sep. 29, 2025 USD ($)	Aug. 31, 2025 USD ($)	Jun. 06, 2025	Apr. 14, 2025 USD ($)	Nov. 13, 2024 USD ($) shares	Oct. 02, 2024 shares	Aug. 16, 2024 USD ($)	Aug. 14, 2024 shares	Jun. 20, 2024 USD ($)	Jun. 07, 2023 shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investors net worth													$ 30,000		$ 30,000							$ 5,000
Charitable contribution percentage													2.50%		2.50%		2.50%
Portion allocated to noncontrolling interest holders | $ / shares										$ 0.025	$ 0.05
Portion allocated to lender | $ / shares										$ 1.00	$ 0.95
Insurance services, number of subsidiaries | Integer													2		2		2
Cash and cash equivalents													$ 4,902		$ 4,902		$ 1,346	$ 7,913
Accumulated deficit													2,076,757		2,076,757		2,008,052	2,059,214
Debt instrument, increase, accrued interest													103,960		103,960		117,896	120,505
Accrual (release) of loss contingency related to arbitration award															$ 62,831	$ (54,973)	(54,973)	54,973
Loss contingency, quarterly interest accrual															10.50%
Standby equity purchase agreement, sale of stock, percentage of issuance																														19.90%
Securities exercisable | shares					1,325,382
Reverse stock split description												Common Stock at a range of ratios between 1-for-10 to 1-for-100, and the Company’s board of directors approved the implementation of the reverse stock split at a ratio of 1-for-80 and a simultaneous proportionate reduction in the authorized shares of each class of Common Stock as required by Nevada Revised Statutes Section 78.207 (the “Reverse Stock Split”).
Reclass of BCH Preferred A-0 from temporary to permanent equity																125,500	160,500
Furloughed employees | Integer						15		30
Percentage of workforce						10.00%		20.00%
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Securities exercisable | shares					662,691
Convertible Debt [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Securities exercisable | shares					1,325,382
Conversion amount					$ 2,000
Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, principal and accrued interest																									$ 94,400
Debt instrument, increase, accrued interest													126,000		$ 126,000
HH-BDH [Member] | Term Loan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt term							3 years
Term loan							$ 25,000																					$ 1,700
HH-BDH [Member] | Related Party [Member] | Term Loan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt term							3 years
Term loan							$ 25,000						850		850		850											$ 1,700
HH-BDH [Member] | Beneficent Capital Company [Member] | Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt due to related parties, gross													7,800		7,800		22,000
First and Second Lien Credit Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, increase, accrued interest															24,000		18,600	9,500
Standby Equity Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Standby equity purchase agreement, sale of stock				$ 200,100					$ 250,000						300	$ 3,900	7,900	$ 1,300
Securities Purchase Agreement [Member] | Convertible Debt [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount													4,000		4,000
First Closing [Member] | Convertible Debt [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional agree principal amount																										$ 2,000
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash and cash equivalents																					$ 9,000		$ 3,200
Subsequent Event [Member] | Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, principal and accrued interest																									$ 94,500
Debt instrument, increase, accrued interest																							$ 125,000
Subsequent Event [Member] | HH-BDH [Member] | Beneficent Capital Company [Member] | Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt due to related parties, gross		$ 8,300																		$ 3,800
Repayments of short-term debt	$ 7,800	$ 22,000
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock value issuable																														$ 246,100
Amount available under the terms of SEPA													$ 240,700		$ 240,700		$ 241,000
Securities exercisable | shares					1,325,382																					662,691			662,691		1
Warrant exercise price | $ / shares					$ 2.63
Common stock, shares authorized | shares													5,000,000,000		5,000,000,000		5,000,000,000	18,750,000	[1]
Common Class A [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares authorized | shares																											18,750,000
Common Class A [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares authorized | shares																											5,000,000,000
Preferred Series A Subclass [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Redemption of preferred stock, maximum percentage of capital account balance non redeemable														50.00%		50.00%
Redemption of preferred stock, maximum percentage of capital account balance redeemable														50.00%		50.00%
Reclass of BCH Preferred A-0 from temporary to permanent equity																$ 125,500
Preferred Series A Subclass Non Redeemable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reclass of BCH Preferred A-0 from temporary to permanent equity			$ 35,000
BCH [Member] | Subclass 1 Class A Units [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest																								100.00%

[1]	Number has been adjusted to reflect the 1-for-80 reverse stock split on April 18, 2024. See Note 1 - Summary of Significant Accounting Policies - Reverse Stock Split, for additional information.